Interest-bearing loans and borrowings - long term - Summary of non convertible debentures (Secured) (Detail) - Secured Non Convertible Debentures ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 INR (₨) shares
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 72,974	$ 854	₨ 63,310
Transaction costs, discount on issue and premium on redemption	4,102	48	2,999
Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 68,872	$ 806	₨ 60,311
Tranche One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,945	1,945	2,305
Net of transaction cost	₨ 1,945	$ 23	₨ 2,305
Interest rate %	9.75%	9.75%
Earliest redemption date	Sep. 30, 2025
Last date of repayment	Oct. 31, 2026
Terms of repayment	Half yearly
Tranche Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	951	951	1,033
Net of transaction cost	₨ 951	$ 11	₨ 1,033
Interest rate %	9.10%	9.10%
Earliest redemption date	Sep. 30, 2025
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,964	3,964	4,305
Net of transaction cost	₨ 3,964	$ 46	₨ 4,305
Interest rate %	9.10%	9.10%
Earliest redemption date	Sep. 30, 2025
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,342	1,342	1,445
Net of transaction cost	₨ 1,342	$ 16	₨ 1,445
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	5,863	5,863	6,314
Net of transaction cost	₨ 5,863	$ 69	₨ 6,314
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,323	3,323	3,579
Net of transaction cost	₨ 3,323	$ 39	₨ 3,579
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	10,157	10,157	10,939
Net of transaction cost	₨ 10,157	$ 119	₨ 10,939
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,504	1,504	1,620
Net of transaction cost	₨ 1,504	$ 18	₨ 1,620
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,175	3,175	3,419
Net of transaction cost	₨ 3,175	$ 37	₨ 3,419
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Ten | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,841	3,841	4,136
Net of transaction cost	₨ 3,841	$ 45	₨ 4,136
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Eleven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	25,000	25,000	25,000
Net of transaction cost	₨ 2,500	$ 29	₨ 2,500
Interest rate %	9.55%	9.55%
Earliest redemption date	Aug. 11, 2026
Last date of repayment	Aug. 11, 2026
Terms of repayment	Bullet
Tranche Twelve | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	36,732,513	36,732,513	36,732,513
Net of transaction cost	₨ 367	$ 4	₨ 367
Interest rate %	11.50%	11.50%
Earliest redemption date	Dec. 05, 2052
Last date of repayment	Dec. 05, 2052
Terms of repayment	Bullet
Tranche Thirteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	26,661,237	26,661,237	26,661,237
Net of transaction cost	₨ 267	$ 3	₨ 267
Interest rate %	11.50%	11.50%
Earliest redemption date	Feb. 16, 2053
Last date of repayment	Feb. 16, 2053
Terms of repayment	Bullet
Tranche Fourteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	9,594,200	9,594,200	9,594,200
Net of transaction cost	₨ 96	$ 1	₨ 96
Interest rate %	11.50%	11.50%
Earliest redemption date	Nov. 09, 2053
Last date of repayment	Nov. 09, 2053
Terms of repayment	Bullet
Tranche Fifteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	23,598,000	23,598,000	23,598,000
Net of transaction cost	₨ 236	$ 3	₨ 236
Interest rate %	11.50%	11.50%
Earliest redemption date	Nov. 09, 2053
Last date of repayment	Nov. 09, 2053
Terms of repayment	Bullet
Tranche Sixteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	20,000	20,000	20,000
Net of transaction cost	₨ 2,000	$ 23	₨ 2,000
Interest rate %	9.30%	9.30%
Earliest redemption date	Jun. 01, 2026
Last date of repayment	Jun. 01, 2026
Terms of repayment	Bullet
Tranche Seventeen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	1,500	1,500	1,500
Net of transaction cost	₨ 150	$ 2	₨ 150
Interest rate %	10.24%	10.24%
Earliest redemption date	May 25, 2026
Last date of repayment	May 25, 2026
Terms of repayment	Bullet
Tranche Eighteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	0	0	3,400
Net of transaction cost	₨ 0	$ 0	₨ 340
Interest rate %	10.03%	10.03%
Earliest redemption date	Nov. 08, 2024
Last date of repayment	Nov. 08, 2024
Terms of repayment	Bullet
Tranche Nineteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	0	0	2,600
Net of transaction cost	₨ 0	$ 0	₨ 260
Interest rate %	10.03%	10.03%
Earliest redemption date	Jan. 23, 2025
Last date of repayment	Jan. 23, 2025
Terms of repayment	Bullet
Tranche Twenty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	80,000	80,000	80,000
Net of transaction cost	₨ 8,000	$ 94	₨ 8,000
Interest rate %	10.18%	10.18%
Earliest redemption date	Apr. 30, 2025
Last date of repayment	Apr. 30, 2025
Terms of repayment	Bullet
Tranche Twenty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	65,000	65,000	70,000
Net of transaction cost	₨ 6,500	$ 76	₨ 7,000
Interest rate %	9.90%	9.90%
Earliest redemption date	Dec. 31, 2025
Last date of repayment	Apr. 30, 2027
Terms of repayment	Yearly
Tranche Twenty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	19,903,929	19,903,929	0
Net of transaction cost	₨ 199	$ 2	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Jun. 28, 2054
Last date of repayment	Jun. 28, 2054
Terms of repayment	Bullet
Tranche Twenty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	6,799,118	6,799,118	0
Net of transaction cost	₨ 68	$ 1	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Jun. 28, 2054
Last date of repayment	Jun. 28, 2054
Terms of repayment	Bullet
Tranche Twenty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	19,626,496	19,626,496	0
Net of transaction cost	₨ 196	$ 2	₨ 0
Interest rate %	11.50%	11.50%
Earliest redemption date	Jun. 28, 2054
Last date of repayment	Jun. 28, 2054
Terms of repayment	Bullet
Tranche Twenty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	50,000	50,000	0
Net of transaction cost	₨ 5,000	$ 59	₨ 0
Interest rate %	10.18%	10.18%
Earliest redemption date	Aug. 22, 2025
Last date of repayment	Aug. 22, 2025
Terms of repayment	Bullet
Tranche Twenty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	72,278	72,278	0
Net of transaction cost	₨ 7,228	$ 85	₨ 0
Interest rate %	8.44%	8.44%
Earliest redemption date	Jun. 30, 2025
Last date of repayment	Aug. 31, 2029
Terms of repayment	Quarterly